Long-term Debt - Estimate Future Debt Payments on Long-term Debt (Details) - 2022 [member] $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 3,040
Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	0
Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 3,040